Other Current assets	12 Months Ended
Dec. 31, 2014
Other Current Assets [Abstract]
Other Current assets

5. Other Current assets

The amount of other current assets shown in the accompanying consolidated balance sheets is analyzed as follows:

	December 31,
	2013	2014
Inventories	$25,640	$20,304
Deferred mobilization expenses	75,804	66,169
Prepayments and advances	14,425	28,071
Insurance claims (Note 13)	2,012	7,201
Other	15,994	3,719
	$133,875	$125,464